International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses:
Interest expense (Debentures)	$ 8,123	$ 5,037	$ 2,791
Provision for credit loss	34,576	21,651	7,955
Income before federal income taxes and equity in undistributed net income of subsidiaries	523,512	382,639	322,327
Income tax (benefit) expense	111,744	82,407	68,405
Net income	411,768	300,232	253,922
Parent Company | Reportable Legal Entities
Income:
Dividends from subsidiaries	179,000	222,175	80,882
Interest income on notes receivable	5,769	2,394	1,139
(Loss) income on other investments	(6,150)	8,662	9,662
Other	4	857	58
Total income	178,623	234,088	91,741
Expenses:
Interest expense (Debentures)	8,122	5,037	2,792
Provision for credit loss	500	437
Other	252	2,291	2,272
Total expenses	8,874	7,765	5,064
Income before federal income taxes and equity in undistributed net income of subsidiaries	169,749	226,323	86,677
Income tax (benefit) expense	(1,365)	504	1,358
Income before equity in undistributed net income of subsidiaries	171,114	225,819	85,319
Equity in undistributed net income of subsidiaries	240,654	74,413	168,603
Net income	$ 411,768	$ 300,232	$ 253,922